Variable Interest Entities	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
14. Variable Interest Entities

As of June 30, 2026, the Company's VIE had total assets and liabilities of $87.1 million and $38.6 million respectively which have been included in the Company’s consolidated balance sheet as of that date (December 31, 2025: $92.5 million and $29.5 million).
PT Navigator Khatulistiwa

As of December 31, 2025, and June 30, 2026, the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity with the power to direct the activities that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE. The Company owns 49% of PT Navigator Khatulistiwa common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. By virtue of the accounting principle of consolidation, transactions between PT Navigator Khatulistiwa and the Company are eliminated on consolidation.

Navigator Crewing Services Philippines Inc. and Navigator Gas Services Philippines Inc.

We own a 25% and a 40% share in Navigator Crewing Services Philippines Inc. (“NCSPI”) and Navigator Gas Services Philippines Inc. (“NSSPI”), respectively. These companies were established primarily to provide marine services as principals or agents to ship owners, ship operators, and managers engaged in international maritime business, and business support services.

The Company has determined that it has a variable interest in NCSPI and NSSPI and is considered to be the primary beneficiary as a result of having a controlling financial interest in the entities and has the power to direct the activities that most significantly impact NCSPI’s and NSSPI’s economic performance.